PROPERTY AND EQUIPMENT, NET(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 64,609	$ 55,295
Accumulated depreciation	47,086	41,706
Property and equipment, net	17,523	13,589
Depreciation expenses	5,004	6,832	6,451
Reduction to cost and accumulated depreciation		815
Computer and video equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55,914	48,182
Accumulated depreciation	41,905	37,333
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,094	4,619
Accumulated depreciation	3,424	2,857
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,601	2,494
Accumulated depreciation	$ 1,757	$ 1,516